UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23121
Clayton Street Trust
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206
(address of principal executive offices) (Zip code)
Cara Owen, 151 Detroit Street, Denver, Colorado 80206
(Name and address of agent for service)
Registrant's telephone number, including area code:
303-333-3863
Date of fiscal year end:
12/31
Date of reporting period:
12/31/25
Item 1. Report to Stockholders.
(a) The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Protective Life Dynamic Allocation Series - Conservative Portfolio
ANNUAL SHAREHOLDER REPORT
December 31, 2025
This annual shareholder report contains important information about the Protective Life Dynamic Allocation Series - Conservative Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://janushenderson.com/clayton-street-trust. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Protective Life Dynamic Allocation Series - Conservative Portfolio	$90	0.85%
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2025, the Protective Life Dynamic Allocation Series - Conservative Portfolio returned 11.17%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 22.34%. Its performance benchmark, the Protective Life Conservative Allocation Index, returned 14.71%.
TOP CONTRIBUTORS TO PERFORMANCE
Exposure to large-cap U.S. stocks, including higher-growth names concentrated in the information technology sector, contributed to returns relative to the benchmark, the 50% MSCI ACWI / 50% Bloomberg US Aggregate Bond Index. European equities were moderate contributors. An allocation to U.S. fixed income also aided relative performance.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the benchmark was hindered by the portfolio’s allocation to stocks in Japan. An allocation to U.S. small-cap equities also detracted on a relative basis, as small-cap stocks underperformed large caps for the period.
Total return based on a $10,000 investment
April 7, 2016, through December 31, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception
Protective Life Dynamic Allocation Series - Conservative Portfolio	11.17%	3.76%	4.60%
MSCI All Country World IndexSM	22.34%	11.19%	12.23%
Protective Life Conservative Allocation Index	14.71%	5.41%	7.07%
Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit https://janushenderson.com/clayton-street-trust for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Portfolio’s performance may reflect the effects of expense waivers.
The Protective Life Conservative Allocation Index is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World Index (50%) and the Bloomberg U.S. Aggregate Bond Index (50%). The Bloomberg U.S. Aggregate Bond Index is a broad-based measure of the U.S. investment grade fixed-rate debt market.
Key Portfolio Statistics
Net assets	$40M
Number of portfolio holdings	11
Total investment advisory fee paid	$0.1M
Portfolio turnover rate	86%
What did the Portfolio invest in?
Asset Allocation (% of net assets)
Investment Companies	100.2
Investments Purchased with Cash Collateral from Securities Lending	4.9
Other	(5.1)
Where can I find more information?
At https://janushenderson.com/clayton-street-trust, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.

Protective Life Dynamic Allocation Series - Growth Portfolio
ANNUAL SHAREHOLDER REPORT
December 31, 2025
This annual shareholder report contains important information about the Protective Life Dynamic Allocation Series - Growth Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://janushenderson.com/clayton-street-trust. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Protective Life Dynamic Allocation Series - Growth Portfolio	$90	0.83%
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2025, the Protective Life Dynamic Allocation Series - Growth Portfolio returned 16.01%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 22.34%.
TOP CONTRIBUTORS TO PERFORMANCE
Exposure to large-cap U.S. stocks, including higher-growth names concentrated in the information technology sector, contributed to returns relative to the benchmark, the MSCI All Country World Index (ACWI). European equities were more moderate contributors.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the benchmark was hindered by the portfolio’s allocation to stocks in Japan. An allocation to U.S. small-cap equities also detracted on a relative basis, as small-cap stocks underperformed large caps for the period.
Total return based on a $10,000 investment
April 7, 2016, through December 31, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception
Protective Life Dynamic Allocation Series - Growth Portfolio	16.01%	8.77%	8.01%
MSCI All Country World IndexSM	22.34%	11.19%	12.23%
Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit https://janushenderson.com/clayton-street-trust for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Portfolio’s performance may reflect the effects of expense waivers.
Key Portfolio Statistics
Net assets	$34M
Number of portfolio holdings	9
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	164%
What did the Portfolio invest in?
Asset Allocation (% of net assets)
Investment Companies	100.0
Investments Purchased with Cash Collateral from Securities Lending	2.5
Other	(2.5)
Where can I find more information?
At https://janushenderson.com/clayton-street-trust, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.
Clayton Street Trust
109-65-70928P 02-26

Protective Life Dynamic Allocation Series - Moderate Portfolio
ANNUAL SHAREHOLDER REPORT
December 31, 2025
This annual shareholder report contains important information about the Protective Life Dynamic Allocation Series - Moderate Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://janushenderson.com/clayton-street-trust. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Protective Life Dynamic Allocation Series - Moderate Portfolio	$88	0.83%
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2025, the Protective Life Dynamic Allocation Series - Moderate Portfolio returned 12.70%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 22.34%. Its performance benchmark, the Protective Life Moderate Allocation Index, returned 16.97%.
TOP CONTRIBUTORS TO PERFORMANCE
Exposure to large-cap U.S. stocks, including higher-growth names concentrated in the information technology sector, contributed to returns relative to the benchmark, the 65% MSCI ACWI / 35% Bloomberg US Aggregate Bond Index. European equities were moderate contributors. An allocation to U.S. fixed income also aided relative performance.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the benchmark was hindered by the portfolio’s allocation to stocks in Japan. An allocation to U.S. small-cap equities also detracted on a relative basis, as small-cap stocks underperformed large caps for the period.
Total return based on a $10,000 investment
April 7, 2016, through December 31, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception
Protective Life Dynamic Allocation Series - Moderate Portfolio	12.70%	5.28%	5.69%
MSCI All Country World IndexSM	22.34%	11.19%	12.23%
Protective Life Moderate Allocation Index	16.97%	7.15%	8.64%
Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit https://janushenderson.com/clayton-street-trust for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Portfolio’s performance may reflect the effects of expense waivers.
The Protective Life Moderate Allocation Index is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World Index (65%) and the Bloomberg U.S. Aggregate Bond Index (35%). The Bloomberg U.S. Aggregate Bond Index is a broad-based measure of the U.S. investment grade fixed-rate debt market
Key Portfolio Statistics
Net assets	$723M
Number of portfolio holdings	11
Total investment advisory fee paid	$2.8M
Portfolio turnover rate	105%
What did the Portfolio invest in?
Asset Allocation (% of net assets)
Investment Companies	100.1
Investments Purchased with Cash Collateral from Securities Lending	1.9
Other	(2.0)
Where can I find more information?
At https://janushenderson.com/clayton-street-trust, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.

Item 2 - Code of Ethics

Code of Ethics

(a) As of the end of the period covered by this report, the Registrant has adopted the Fund Code of Ethics for Principal Executive Officer and Senior Financial Officers that applies to the Registrant’s Principal Executive Officer and Principal Financial Officer; the Registrant’s Principal Financial Officer also serves as the Principal Accounting Officer (the ("code of ethics").

(c) There was no amendment to the Registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the Registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not applicable.

(f)(3) The Registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the Registrant at 1-877-335-2687, and ask for a copy of the Fund Code of Ethics for Principal Executive Officer and Senior Financial Officers.

Item 3 - Audit Committee Financial Expert

The Registrant’s Board of Trustees has determined that the following member of the Board’s Audit Committee is an "audit committee financial expert," as defined in Item 3 to Form N-CSR: Jeffrey B. Weeden (Chairman) who is "independent" under the standards set forth in Item 3 to Form N-CSR.

Item 4 - Principal Accountant Fees and Services

(a)  Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Portfolios' annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $105,666 in the fiscal year ended 2025 and $102,588 in the fiscal year ended 2024.

(b)  Audit-Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Portfolios' financial statements and are not reported under paragraph (a) of this Item were $0 in the fiscal year ended 2025 and $0 in the fiscal year ended 2024.

(c)  Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $16,266 in the fiscal year ended 2025 and $15,792 in the fiscal year ended 2024.

The nature of the services comprising the fees disclosed under this category includes tax compliance, tax planning, tax advice, and corporate actions review.

(d)  All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 in the fiscal year ended 2025 and $0 in the fiscal year ended 2024.

(e) (1) The Registrant's Audit Committee Charter requires the Registrant's Audit Committee to pre-approve any engagement of the principal accountant (i) to provide audit or non-audit services to the Registrant or (ii) to provide non-audit services to the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X. The Chairman of the Audit Committee or, if the Chairman is unavailable, another member of the Audit Committee who is an independent Trustee, may grant the pre-approval. All such delegated pre-approvals must be presented to the Audit Committee no later than the next Audit Committee meeting.

(2) No services described in paragraphs (b) through (d) of this Item were approved by the Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not applicable as less than 50%

(g) The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $16,266 in the fiscal year ended 2025 and $15,792 in the fiscal year ended 2024.

(h) The Registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

Item 5 - Audit Committee of Listed Registrants

Not applicable.

Item 6 - Investments

(a)  Schedule of Investments is contained in the Reports to Shareholders included under Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7 - Financial Statements and Financial Highlights for Open-Ended Management Investment Companies

ANNUAL FINANCIAL STATEMENTS

December 31, 2025
Protective Life Dynamic Allocation Series - Conservative Portfolio
Clayton Street Trust

Protective Life Dynamic Allocation Series - Conservative Portfolio

Protective Life Dynamic Allocation Series - Conservative Portfolio
Schedule of Investments
December 31, 2025

	Shares or Principal Amounts	Value
Investment Companies – 100.2%
Exchange-Traded Funds (ETFs) – 100.0%
Franklin FTSE Japan#	29,762	$1,025,301
Franklin FTSE United Kingdom	61,732	2,083,455
Invesco NASDAQ 100	11,903	3,010,507
iShares Core U.S. Aggregate Bond	199,635	19,939,544
JPMorgan BetaBuilders Developed Asia ex-Japan#	18,039	1,015,596
Vanguard FTSE Europe	24,489	2,047,525
Vanguard S&P 500	12,918	8,101,265
Vanguard Small-Cap#	11,522	2,972,100
		40,195,293
Money Markets – 0.2%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº,£	77,492	77,515
Total Investment Companies (cost $38,135,578)		40,272,808
Investments Purchased with Cash Collateral from Securities Lending – 4.9%
Investment Companies – 3.9%
Janus Henderson Cash Collateral Fund LLC, 3.6894%ºº,£	1,559,711	1,559,711
Time Deposits – 1.0%
Royal Bank of Canada, 3.7000%, 1/2/26	$389,928	389,928
Total Investments Purchased with Cash Collateral from Securities Lending (cost $1,949,639)		1,949,639
Total Investments (total cost $40,085,217) – 105.1%		42,222,447
Liabilities, net of Cash, Receivables and Other Assets – (5.1)%		(2,032,165)
Net Assets – 100%		$40,190,282

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/25	Ending Shares	Dividend Income
Investment Companies - 0.2%
Exchange-Traded Funds (ETFs) - N/A
Janus Henderson Short Duration Income
	$-	$3,604,290	$(3,597,581)	$(6,709)	$-	$-	-	$29,184
Money Markets - 0.2%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº
	2,021,957	32,210,171	(34,154,610)	(3)	-	77,515	77,492	73,630
Total Investment Companies - 0.2%
	$2,021,957	$35,814,461	$(37,752,191)	$(6,712)	$-	$77,515	77,492	$102,814
Investments Purchased with Cash Collateral from Securities Lending - 3.9%
Investment Companies - 3.9%
Janus Henderson Cash Collateral Fund LLC, 3.6894%ºº
	258,200	58,505,897	(57,204,386)	-	-	1,559,711	1,559,711	6,988 ∆
Total Affiliated Investments - 4.1%
	$2,280,157	$94,320,358	$(94,956,577)	$(6,712)	$-	$1,637,226	1,637,203	$109,802
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Clayton Street Trust | 1

Protective Life Dynamic Allocation Series - Conservative Portfolio
Schedule of Investments
December 31, 2025

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$1,892,747	$—	$(1,892,747)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | December 31, 2025

Protective Life Dynamic Allocation Series - Conservative Portfolio
Notes to Schedule of Investments and Other Information

LLC	Limited Liability Company

ºº	Rate shown is the 7-day yield as of December 31, 2025.
#	Loaned security; a portion of the security is on loan at December 31, 2025.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of December 31, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Investment Companies	$40,195,293	$77,515	$-
Investments Purchased with Cash Collateral from Securities Lending	-	1,949,639	-
Total Assets	$40,195,293	$2,027,154	$-
Clayton Street Trust | 3

Protective Life Dynamic Allocation Series - Conservative Portfolio
Statement of Assets and Liabilities
December 31, 2025

Assets:
Unaffiliated investments, at value (cost $38,447,991)(1)	$40,585,221
Affiliated investments, at value (cost $1,637,226)	1,637,226
Receivables:
Dividends from affiliates	992
Other assets	791
Total Assets	42,224,230
Liabilities:
Due to custodian	33
Collateral for securities loaned (Note 2)	1,949,639
Payables:
Professional fees	37,870
12b-1 Distribution and shareholder servicing fees	8,824
Portfolio shares repurchased	4,567
Transfer agent fees and expenses	3,773
Advisory fees	3,081
Custodian fees	257
Affiliated portfolio administration fees payable	243
Trustees' fees and expenses	157
Accrued expenses and other payables	25,504
Total Liabilities	2,033,948
Commitments and contingent liabilities (Note 3)
Net Assets	$40,190,282
Net Assets Consist of:
Capital (par value and paid-in surplus)	$37,313,313
Total distributable earnings (loss)	2,876,969
Total Net Assets	$40,190,282
Net Assets	$40,190,282
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	3,398,924
Net Asset Value Per Share	$11.82

(1)	Includes $1,892,747 of securities on loan. See Note 2 in Notes to Financial Statements.
See Notes to Financial Statements.
4  | December 31, 2025

Protective Life Dynamic Allocation Series - Conservative Portfolio
Statement of Operations
For the year ended December 31, 2025

Investment Income:
Dividends	$1,134,166
Dividends from affiliates	102,814
Affiliated securities lending income, net	6,988
Interest	5,334
Unaffiliated securities lending income, net	1,817
Total Investment Income	1,251,119
Expenses:
Advisory fees	160,705
12b-1 Distribution and shareholder servicing fees	100,440
Transfer agent administrative fees and expenses	40,176
Other transfer agent fees and expenses	1,031
Non-affiliated portfolio administration fees	49,236
Professional fees	44,637
Shareholder reports expense	15,337
Trustees' fees and expenses	9,950
Affiliated portfolio administration fees	3,426
Custodian fees	3,210
Other expenses	13,347
Total Expenses	441,495
Less: Excess Expense Reimbursement and Waivers	(99,454)
Net Expenses	342,041
Net Investment Income/(Loss)	909,078
Net Realized Gain/(Loss) on Investments:
Investments	1,610,533
Investments in affiliates	(6,712)
Total Net Realized Gain/(Loss) on Investments	1,603,821
Change in Unrealized Net Appreciation/Depreciation:
Investments	1,762,224
Total Change in Unrealized Net Appreciation/Depreciation	1,762,224
Net Increase/(Decrease) in Net Assets Resulting from Operations	$4,275,123
See Notes to Financial Statements.
Clayton Street Trust | 5

Protective Life Dynamic Allocation Series - Conservative Portfolio
Statements of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Operations:
Net investment income/(loss)	$909,078	$866,919
Net realized gain/(loss) on investments	1,603,821	2,648,945
Change in unrealized net appreciation/depreciation	1,762,224	(643,895)
Net Increase/(Decrease) in Net Assets Resulting from Operations	4,275,123	2,871,969
Dividends and Distributions to Shareholders:
Dividends and Distributions to Shareholders	(3,192,071)	(1,151,874)
Net Decrease from Dividends and Distributions to Shareholders	(3,192,071)	(1,151,874)
Capital Shares Transactions	(1,351,511)	(5,567,981)
Net Increase/(Decrease) in Net Assets	(268,459)	(3,847,886)
Net Assets:
Beginning of period	40,458,741	44,306,627
End of period	$40,190,282	$40,458,741
See Notes to Financial Statements.
6  | December 31, 2025

Protective Life Dynamic Allocation Series - Conservative Portfolio
Financial Highlights

For a share outstanding during the year ended December 31	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.55	$11.08	$10.34	$12.88	$11.95
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.26	0.24	0.23	0.14	0.12
Net realized and unrealized gain/(loss)	0.97	0.55	0.94	(2.27)	0.92
Total from Investment Operations	1.23	0.79	1.17	(2.13)	1.04
Less Dividends and Distributions:
Dividends (from net investment income)	(0.27)	(0.23)	(0.21)	(0.13)	(0.11)
Distributions (from capital gains)	(0.69)	(0.09)	(0.22)	(0.28)	—
Total Dividends and Distributions	(0.96)	(0.32)	(0.43)	(0.41)	(0.11)
Net Asset Value, End of Period	$11.82	$11.55	$11.08	$10.34	$12.88
Total Return*	11.17%	7.20%	11.44%	(16.70)%	8.72%
Net Assets, End of Period (in thousands)	$40,190	$40,459	$44,307	$43,245	$49,095
Ratios to Average Net Assets:
Ratio of Gross Expenses(2)	1.10%	1.04%	1.07%	1.00%	1.03%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.85%	0.85%	0.85%	0.85%	0.84%
Ratio of Net Investment Income/(Loss)(2)	2.26%	2.08%	2.10%	1.30%	0.95%
Portfolio Turnover Rate	86%	54%	106%	207%	49%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity contracts for which Clayton Street  Trust serves as an underlying investment vehicle.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Portfolio invests.
See Notes to Financial Statements.
Clayton Street Trust | 7

Protective Life Dynamic Allocation Series - Conservative Portfolio
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Protective Life Dynamic Allocation Series - Conservative Portfolio (the “Portfolio”) is a series of Clayton Street  Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Portfolio operates as a "fund of funds," meaning substantially all of the Portfolio's assets may be invested in exchange-traded funds (the "underlying funds"). The Trust offers three portfolios with differing investment objectives and policies. The Portfolio seeks total return through income and growth of capital, balanced by capital preservation. The Portfolio is classified as diversified, as defined in the 1940 Act. Janus Henderson
Investors US LLC is the investment adviser (the “Adviser”) to the Portfolio.
The Portfolio currently offers one class of shares. The shares are offered in connection with investment in and payments under variable annuity contracts issued exclusively by Protective Life Insurance Company and its affiliates ("Protective
Life").
Shareholders, including participating insurance companies, as well as accounts, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (and which may differ from control as determined in accordance with
United States of America generally accepted accounting principles ("US GAAP")).
The Chief Financial Officer of the Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Portfolio operated as a single segment entity for the year ended December 31, 2025. The key indicator of performance of the Portfolio is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Portfolio and are in conformity with US GAAP.
Underlying Funds
During the period, the Portfolio invested in a dynamic portfolio of exchange-traded funds across seven different equity asset classes, as well as fixed-income investments, and a short duration allocation that may be comprised of cash, money market instruments and short duration exchange-traded funds. The equity asset classes are adjusted weekly based on market conditions pursuant to a proprietary, quantitative-based allocation program. Over the long term, and when fully invested, the Portfolio seeks to maintain an asset allocation of approximately 50% global equity investments and 50% fixed income investments. Additional details and descriptions of the investment objectives of each of the potential underlying funds are available in the Portfolio's prospectus.
Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an
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entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the
Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The Portfolio classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2025 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities held by the underlying funds will be recorded as soon as the Portfolio is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Portfolio classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified
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cost basis, which is the same basis used for federal income tax purposes.
Expenses
The Portfolio bears expenses incurred specifically on its behalf. Additionally, the Portfolio, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).
Income Taxes
The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Portfolio's management has determined the Portfolio did not pay a significant amount of income taxes for the year ended December 31, 2025.
2. Other Investments and Strategies
Market Risk
The value of the Portfolio’s portfolio may decrease if the value of one or more issuers in the Portfolio’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Portfolio invests. If the value of the Portfolio’s portfolio decreases, the Portfolio’s NAV will also decrease, which means if you sell your shares in the Portfolio you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Portfolio. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Exchange-Traded Funds
ETFs are typically open-end investment companies, which may be actively managed or passively managed. Passively managed ETFs generally seek to track the performance of a specific index. ETFs are traded on a national securities
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exchange at market prices that may vary from the net asset value per share (“NAV”) of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount to its NAV. As a result, the Portfolio may pay more or less than NAV when it buys ETF shares, and may receive more or less than NAV when it sells those shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Portfolio’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.
Counterparties
Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Portfolio may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Portfolio intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Portfolio does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee
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of 0.05% for managing Janus Henderson Cash Collateral Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” and “Unaffiliated securities lending income, net" on the Statement of Operations. As of December 31, 2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $1,892,747. Gross amounts of recognized liabilities for securities lending (collateral received) as of December 31, 2025 is $1,949,639, resulting in the net amount due to the counterparty of $56,892.
Offsetting Assets and Liabilities
The Portfolio presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Portfolio's Schedule of Investments.
3. Investment Advisory Agreements and Other Transactions with Affiliates
The Portfolio pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Portfolio’s contractual investment advisory fee rate (expressed as an annual rate) is 0.40% of its average daily net assets.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Portfolio’s normal operating expenses, including the investment advisory fee, but excluding the 12b-1 distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes and extraordinary expenses, exceed the annual rate of 0.55%. The Adviser has agreed to continue the waivers until April 30, 2026. If applicable, amounts reimbursed to the Portfolio by the
Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser has also contractually agreed to waive and/or reimburse a portion of each Portfolio’s management fee in an amount equal to the management fee it earns as an investment adviser to any affiliated exchange traded funds (“ETFs”) in which the Portfolio invests. The Adviser has agreed to continue the waivers for at least a one-year period commencing April 30, 2026. If applicable, amounts waived and/or reimbursed to the Portfolio by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations. During the period ended December 31, 2025, the Adviser waived $1,209 of the Portfolio’s management fee, attributable to the Portfolio’s investment in the Janus Henderson Short Duration Income ETF.
The Adviser serves as administrator to the Portfolio pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Portfolio, including providing office space for the Portfolio, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the cost incurred for salaries, fees, and expenses of the Adviser employees with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser
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provides to the Portfolio. These amounts are disclosed as “Affiliated Portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates are shared with the Portfolio. Total allocated expenses of $90,440 for the Chief Compliance Officer and certain compliance staff was paid by the
Trust during the year ended December 31, 2025.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Portfolio’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
The Transfer Agent receives an administrative services fee at an annual rate of 0.10% of the Portfolio’s average daily net assets for providing, or arranging for the provision by Protective Life of administrative services. The Transfer Agent expects to use this entire fee to compensate Protective Life for providing these services to its customers who invest in the Portfolio. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of
Operations.
Shareholder Services provided by Protective Life may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing contract holders, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation
(“NSCC”) or similar systems, or those processed on a manual basis with the Adviser.
Under a distribution and shareholder servicing plan (the "Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the Portfolio may pay the Trust's distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee at an annual rate of up to 0.25% of the average daily net assets of the Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to Protective Life or other intermediaries as compensation for distribution and/or shareholder services performed by Protective Life or its agents, or by such intermediary. Amounts that have been paid are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Portfolio's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Portfolio to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended December 31, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
The Portfolio is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Portfolio and in accordance with the Internal Cross Trade Procedures adopted and amended by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Portfolio from or to another fund or account that is or could be considered an affiliate of the Portfolio under certain limited circumstances by virtue of having a common
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investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended December 31, 2025, the Portfolio engaged in cross trades amounting to $1,340,004 in purchases and $247,327 in sales, resulting in a net realized gain of $3,881. The net realized gain is included within the “Net Realized Gain/(Loss) on Investments”
section of the Portfolio’s Statement of Operations.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Portfolio must satisfy under the income tax regulations; (2) losses or deductions the Portfolio may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$523,195	$1,460,882	$-	$-	$-	$892,892
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$41,329,555	$2,919,178	$(2,026,286)	$892,892
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended December 31, 2025
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$1,049,138	$2,142,933	$-	$-

For the year ended December 31, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$1,151,874	$-	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
5. Capital Share Transactions
	Year ended December 31, 2025		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	343,244	$3,986,809	287,418	$3,335,552
Reinvested dividends and distributions	285,131	3,192,071	99,851	1,151,874
Shares repurchased	(732,982)	(8,530,391)	(881,536)	(10,055,407)
Net Increase/(Decrease)	(104,607)	$(1,351,511)	(494,267)	$(5,567,981)
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6. Purchases and Sales of Investment Securities
For the year ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$33,037,676	$34,732,225	$-	$-
7. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Portfolio's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, client consents, and approval by Janus Henderson’s shareholders. Management is assessing the impact to the portfolios.
8. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2025 and through the date of issuance of the Portfolio's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Clayton Street  Trust and Shareholders of Protective Life Dynamic Allocation Series – Conservative Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Protective Life Dynamic Allocation Series - Conservative Portfolio (one of the portfolios constituting Clayton Street  Trust, referred to hereafter as the ”Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
February 18, 2026
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
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Designation Requirements (unaudited)
For federal income tax purposes, the Portfolio designated the following for the year ended December 31, 2025:
Capital Gain Distributions	$2,142,933
Foreign Taxes Paid	$7,565
Foreign Source Income	$175,878
Dividends Received Deduction Percentage	10%
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Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other portfolios in the Clayton Street  Trust. Annual retainer fees and attendance fees are allocated to each portfolio based on net assets. Trustees fees paid by the portfolio are within
Item 7. Statement of Operations as Trustees’ fees and expenses.
Item 11. Board Considerations Regarding Renewal of the CST Investment Advisory Agreements
Not applicable.
18 | December 31, 2025

Protective Life Dynamic Allocation Series - Conservative Portfolio
Notes
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Notes
20 | December 31, 2025

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Notes
Clayton Street Trust | 21

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
109-02-93063 02-26

ANNUAL FINANCIAL STATEMENTS

December 31, 2025
Protective Life Dynamic Allocation Series - Growth Portfolio
Clayton Street Trust

Protective Life Dynamic Allocation Series - Growth Portfolio

Protective Life Dynamic Allocation Series - Growth Portfolio
Schedule of Investments
December 31, 2025

	Shares or Principal Amounts	Value
Investment Companies – 100.0%
Exchange-Traded Funds (ETFs) – 100.0%
Franklin FTSE Japan	50,427	$1,737,210
Franklin FTSE United Kingdom	105,341	3,555,259
Invesco NASDAQ 100	20,252	5,122,136
JPMorgan BetaBuilders Developed Asia ex-Japan#	30,705	1,728,691
Vanguard FTSE Europe	41,822	3,496,737
Vanguard S&P 500	21,982	13,785,572
Vanguard Small-Cap	19,531	5,038,021
Total Investment Companies (cost $28,988,843)		34,463,626
Investments Purchased with Cash Collateral from Securities Lending – 2.5%
Investment Companies – 2.0%
Janus Henderson Cash Collateral Fund LLC, 3.6894%ºº,£	703,146	703,146
Time Deposits – 0.5%
Royal Bank of Canada, 3.7000%, 1/2/26	$175,786	175,786
Total Investments Purchased with Cash Collateral from Securities Lending (cost $878,932)		878,932
Total Investments (total cost $29,867,775) – 102.5%		35,342,558
Liabilities, net of Cash, Receivables and Other Assets – (2.5)%		(876,511)
Net Assets – 100%		$34,466,047

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/25	Ending Shares	Dividend Income
Investment Companies - N/A
Exchange-Traded Funds (ETFs) - N/A
Janus Henderson Short Duration Income
	$-	$9,311,956	$(9,294,113)	$(17,843)	$-	$-	-	$75,399
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº
	4,057,037	53,757,317	(57,814,360)	6	-	-	-	127,730
Total Investment Companies - N/A
	$4,057,037	$63,069,273	$(67,108,473)	$(17,837)	$-	$-	-	$203,129
Investments Purchased with Cash Collateral from Securities Lending - 2.0%
Investment Companies - 2.0%
Janus Henderson Cash Collateral Fund LLC, 3.6894%ºº
	1,353,007	75,860,831	(76,510,692)	-	-	703,146	703,146	13,629 ∆
Total Affiliated Investments - 2.0%
	$5,410,044	$138,930,104	$(143,619,165)	$(17,837)	$-	$703,146	703,146	$216,758

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$853,170	$—	$(853,170)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
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Protective Life Dynamic Allocation Series - Growth Portfolio
Notes to Schedule of Investments and Other Information

LLC	Limited Liability Company

ºº	Rate shown is the 7-day yield as of December 31, 2025.
#	Loaned security; a portion of the security is on loan at December 31, 2025.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of December 31, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Investment Companies	$34,463,626	$-	$-
Investments Purchased with Cash Collateral from Securities Lending	-	878,932	-
Total Assets	$34,463,626	$878,932	$-
2  | December 31, 2025

Protective Life Dynamic Allocation Series - Growth Portfolio
Statement of Assets and Liabilities
December 31, 2025

Assets:
Unaffiliated investments, at value (cost $29,164,629)(1)	$34,639,412
Affiliated investments, at value (cost $703,146)	703,146
Receivables:
Dividends from affiliates	1,468
Portfolio shares sold	175
Investments sold	98,742
Other assets	1,698
Total Assets	35,444,641
Liabilities:
Due to custodian	17,954
Collateral for securities loaned (Note 2)	878,932
Payables:
Professional fees	38,004
12b-1 Distribution and shareholder servicing fees	7,655
Investments purchased	4,642
Transfer agent fees and expenses	3,303
Portfolio shares repurchased	2,075
Advisory fees	1,590
Trustees' fees and expenses	281
Affiliated portfolio administration fees payable	230
Custodian fees	159
Accrued expenses and other payables	23,769
Total Liabilities	978,594
Commitments and contingent liabilities (Note 3)
Net Assets	$34,466,047
Net Assets Consist of:
Capital (par value and paid-in surplus)	$24,945,505
Total distributable earnings (loss)	9,520,542
Total Net Assets	$34,466,047
Net Assets	$34,466,047
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	2,479,105
Net Asset Value Per Share	$13.90

(1)	Includes $853,170 of securities on loan. See Note 2 in Notes to Financial Statements.
See Notes to Financial Statements.
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Protective Life Dynamic Allocation Series - Growth Portfolio
Statement of Operations
For the year ended December 31, 2025

Investment Income:
Dividends	$631,060
Dividends from affiliates	203,129
Affiliated securities lending income, net	13,629
Interest	8,756
Unaffiliated securities lending income, net	3,746
Total Investment Income	860,320
Expenses:
Advisory fees	150,822
12b-1 Distribution and shareholder servicing fees	94,220
Transfer agent administrative fees and expenses	37,706
Other transfer agent fees and expenses	1,019
Non-affiliated portfolio administration fees	46,297
Professional fees	44,204
Shareholder reports expense	11,542
Trustees' fees and expenses	9,248
Custodian fees	4,179
Affiliated portfolio administration fees	3,374
Other expenses	16,225
Total Expenses	418,836
Less: Excess Expense Reimbursement and Waivers	(106,053)
Net Expenses	312,783
Net Investment Income/(Loss)	547,537
Net Realized Gain/(Loss) on Investments:
Investments	4,313,201
Investments in affiliates	(17,837)
Total Net Realized Gain/(Loss) on Investments	4,295,364
Change in Unrealized Net Appreciation/Depreciation:
Investments	630,729
Total Change in Unrealized Net Appreciation/Depreciation	630,729
Net Increase/(Decrease) in Net Assets Resulting from Operations	$5,473,630
See Notes to Financial Statements.
4  | December 31, 2025

Protective Life Dynamic Allocation Series - Growth Portfolio
Statements of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Operations:
Net investment income/(loss)	$547,537	$601,297
Net realized gain/(loss) on investments	4,295,364	6,822,400
Change in unrealized net appreciation/depreciation	630,729	(1,380,696)
Net Increase/(Decrease) in Net Assets Resulting from Operations	5,473,630	6,043,001
Dividends and Distributions to Shareholders:
Dividends and Distributions to Shareholders	(6,438,051)	(1,775,514)
Net Decrease from Dividends and Distributions to Shareholders	(6,438,051)	(1,775,514)
Capital Shares Transactions	(6,166,595)	(9,338,898)
Net Increase/(Decrease) in Net Assets	(7,131,016)	(5,071,411)
Net Assets:
Beginning of period	41,597,063	46,668,474
End of period	$34,466,047	$41,597,063
See Notes to Financial Statements.
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Protective Life Dynamic Allocation Series - Growth Portfolio
Financial Highlights

For a share outstanding during the year ended December 31	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$14.43	$13.15	$12.15	$15.29	$12.77
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.20	0.19	0.23	0.16	0.14
Net realized and unrealized gain/(loss)	1.82	1.65	1.93	(3.14)	2.51
Total from Investment Operations	2.02	1.84	2.16	(2.98)	2.65
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	(0.22)	(0.23)	(0.16)	(0.13)
Distributions (from capital gains)	(2.33)	(0.34)	(0.93)	—	—
Total Dividends and Distributions	(2.55)	(0.56)	(1.16)	(0.16)	(0.13)
Net Asset Value, End of Period	$13.90	$14.43	$13.15	$12.15	$15.29
Total Return*	16.01%	14.15%	18.34%	(19.57)%	20.79%
Net Assets, End of Period (in thousands)	$34,466	$41,597	$46,668	$48,769	$65,595
Ratios to Average Net Assets:
Ratio of Gross Expenses(2)	1.11%	1.01%	1.03%	0.96%	0.98%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.83%	0.83%	0.84%	0.82%	0.82%
Ratio of Net Investment Income/(Loss)(2)	1.45%	1.34%	1.81%	1.17%	0.95%
Portfolio Turnover Rate	164%	92%	204%	415%	57%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity contracts for which Clayton Street  Trust serves as an underlying investment vehicle.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Portfolio invests.
See Notes to Financial Statements.
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Protective Life Dynamic Allocation Series - Growth Portfolio
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Protective Life Dynamic Allocation Series - Growth Portfolio (the “Portfolio”) is a series of Clayton Street  Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Portfolio operates as a "fund of funds," meaning substantially all of the Portfolio's assets may be invested in exchange-traded funds (the "underlying funds"). The Trust offers three portfolios with differing investment objectives and policies. The Portfolio seeks total return through growth of capital, balanced by capital preservation. The Portfolio is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors
US LLC is the investment adviser (the “Adviser”) to the Portfolio.
The Portfolio currently offers one class of shares. The shares are offered in connection with investment in and payments under variable annuity contracts issued exclusively by Protective Life Insurance Company and its affiliates ("Protective
Life").
Shareholders, including participating insurance companies, as well as accounts, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (and which may differ from control as determined in accordance with
United States of America generally accepted accounting principles ("US GAAP")).
The Chief Financial Officer of the Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Portfolio operated as a single segment entity for the year ended December 31, 2025. The key indicator of performance of the Portfolio is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Portfolio and are in conformity with US GAAP.
Underlying Funds
During the period, the Portfolio invested in a dynamic portfolio of exchange-traded funds across seven different equity asset classes and a short duration allocation that may be comprised of cash, money market instruments and short duration exchange-traded funds. The equity asset classes are adjusted weekly based on market conditions pursuant to a proprietary, quantitative-based allocation program. Over the long term, and when fully invested, the Portfolio seeks to maintain an asset allocation of approximately 100% global equity investments. Additional details and descriptions of the investment objectives of each of the potential underlying funds are available in the Portfolio's prospectus.
Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market
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Protective Life Dynamic Allocation Series - Growth Portfolio
Notes to Financial Statements
closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the
Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The Portfolio classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2025 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities held by the underlying funds will be recorded as soon as the Portfolio is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Portfolio classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
8  | December 31, 2025

Protective Life Dynamic Allocation Series - Growth Portfolio
Notes to Financial Statements
Expenses
The Portfolio bears expenses incurred specifically on its behalf. Additionally, the Portfolio, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).
Income Taxes
The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Portfolio's management has determined the Portfolio did not pay a significant amount of income taxes for the year ended December 31, 2025.
2. Other Investments and Strategies
Market Risk
The value of the Portfolio’s portfolio may decrease if the value of one or more issuers in the Portfolio’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Portfolio invests. If the value of the Portfolio’s portfolio decreases, the Portfolio’s NAV will also decrease, which means if you sell your shares in the Portfolio you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Portfolio. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Exchange-Traded Funds
ETFs are typically open-end investment companies, which may be actively managed or passively managed. Passively managed ETFs generally seek to track the performance of a specific index. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value per share (“NAV”) of their underlying investments.
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Protective Life Dynamic Allocation Series - Growth Portfolio
Notes to Financial Statements
Accordingly, there may be times when an ETF trades at a premium or discount to its NAV. As a result, the Portfolio may pay more or less than NAV when it buys ETF shares, and may receive more or less than NAV when it sells those shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Portfolio’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.
Counterparties
Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Portfolio may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Portfolio intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Portfolio does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC and therefore may have an incentive to allocate
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Protective Life Dynamic Allocation Series - Growth Portfolio
Notes to Financial Statements
collateral to the Janus Henderson Cash Collateral Fund LLC rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” and “Unaffiliated securities lending income, net" on the Statement of Operations. As of December 31, 2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $853,170. Gross amounts of recognized liabilities for securities lending (collateral received) as of December 31, 2025 is $878,932, resulting in the net amount due to the counterparty of $25,762.
Offsetting Assets and Liabilities
The Portfolio presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Portfolio's Schedule of Investments.
3. Investment Advisory Agreements and Other Transactions with Affiliates
The Portfolio pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Portfolio’s contractual investment advisory fee rate (expressed as an annual rate) is 0.40% of its average daily net assets.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Portfolio’s normal operating expenses, including the investment advisory fee, but excluding the 12b-1 distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes and extraordinary expenses, exceed the annual rate of 0.55%. The Adviser has agreed to continue the waivers until April 30, 2026. If applicable, amounts reimbursed to the Portfolio by the
Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser has also contractually agreed to waive and/or reimburse a portion of each Portfolio’s management fee in an amount equal to the management fee it earns as an investment adviser to any affiliated exchange traded funds (“ETFs”) in which the Portfolio invests. The Adviser has agreed to continue the waivers for at least a one-year period commencing April 30, 2026. If applicable, amounts waived and/or reimbursed to the Portfolio by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations. During the year ended December 31, 2025, the Adviser waived $3,103 of the Portfolio's management fee, attributable to the Portfolio's investment in the Janus Henderson Short Duration Income ETF.
The Adviser serves as administrator to the Portfolio pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Portfolio, including providing office space for the Portfolio, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the cost incurred for salaries, fees, and expenses of the Adviser employees with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Portfolio. These amounts are disclosed as “Affiliated Portfolio administration fees” on the Statement of
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Protective Life Dynamic Allocation Series - Growth Portfolio
Notes to Financial Statements
Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates are shared with the Portfolio. Total allocated expenses of $90,440 for the Chief Compliance Officer and certain compliance staff was paid by the
Trust during the year ended December 31, 2025.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Portfolio’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
The Transfer Agent receives an administrative services fee at an annual rate of 0.10% of the Portfolio’s average daily net assets for providing, or arranging for the provision by Protective Life of administrative services. The Transfer Agent expects to use this entire fee to compensate Protective Life for providing these services to its customers who invest in the Portfolio. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of
Operations.
Shareholder Services provided by Protective Life may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing contract holders, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation
(“NSCC”) or similar systems, or those processed on a manual basis with the Adviser.
Under a distribution and shareholder servicing plan (the "Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the Portfolio may pay the Trust's distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee at an annual rate of up to 0.25% of the average daily net assets of the Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to Protective Life or other intermediaries as compensation for distribution and/or shareholder services performed by Protective Life or its agents, or by such intermediary. Amounts that have been paid are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Portfolio's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Portfolio to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended December 31, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
The Portfolio is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Portfolio and in accordance with the Internal Cross Trade Procedures adopted and amended by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Portfolio from or to another fund or account that is or could be considered an affiliate of the Portfolio under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each
12 | December 31, 2025

Protective Life Dynamic Allocation Series - Growth Portfolio
Notes to Financial Statements
cross-trade is effected at the current market price to save costs where allowed. During the year ended December 31, 2025, the Portfolio engaged in cross trades amounting to $442,216 in purchases and $810,590 in sales, resulting in a net realized gain of $55,347. The net realized gain is included within the “Net Realized Gain/(Loss) on Investments”
section of the Portfolio’s Statement of Operations.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Portfolio must satisfy under the income tax regulations; (2) losses or deductions the Portfolio may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$766,881	$3,573,101	$-	$-	$-	$5,180,560
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$30,161,998	$5,180,560	$—	$5,180,560
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended December 31, 2025
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$904,956	$5,533,095	$-	$-

For the year ended December 31, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$1,775,514	$-	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
5. Capital Share Transactions
	Year ended December 31, 2025		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	99,561	$1,380,164	46,766	$652,673
Reinvested dividends and distributions	513,173	6,438,051	126,780	1,775,514
Shares repurchased	(1,016,195)	(13,984,810)	(839,240)	(11,767,085)
Net Increase/(Decrease)	(403,461)	$(6,166,595)	(665,694)	$(9,338,898)
6. Purchases and Sales of Investment Securities
For the year ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as
Clayton Street Trust | 13

Protective Life Dynamic Allocation Series - Growth Portfolio
Notes to Financial Statements
applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$57,148,239	$65,211,878	$-	$-
7. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Portfolio's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, client consents, and approval by Janus Henderson’s shareholders. Management is assessing the impact to the portfolios.
8. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2025 and through the date of issuance of the Portfolio's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.
14 | December 31, 2025

Protective Life Dynamic Allocation Series - Growth Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Clayton Street  Trust and Shareholders of Protective Life Dynamic Allocation Series - Growth Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Protective Life Dynamic Allocation Series - Growth Portfolio (one of the portfolios constituting Clayton Street  Trust, referred to hereafter as the ”Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
February 18, 2026
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
Clayton Street Trust | 15

Protective Life Dynamic Allocation Series - Growth Portfolio
Designation Requirements (unaudited)
For federal income tax purposes, the Portfolio designated the following for the year ended December 31, 2025:
Section 163(j) Interest Dividend	1%
Capital Gain Distributions	$5,533,095
Foreign Taxes Paid	$13,743
Foreign Source Income	$315,486
Dividends Received Deduction Percentage	21%
16 | December 31, 2025

Protective Life Dynamic Allocation Series - Growth Portfolio
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other portfolios in the Clayton Street  Trust. Annual retainer fees and attendance fees are allocated to each portfolio based on net assets. Trustees fees paid by the portfolio are within
Item 7. Statement of Operations as Trustees’ fees and expenses.
Item 11. Board Considerations Regarding Renewal of the CST Investment Advisory Agreements
Not applicable.
Clayton Street Trust | 17

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
109-02-93065 02-26

ANNUAL FINANCIAL STATEMENTS

December 31, 2025
Protective Life Dynamic Allocation Series - Moderate Portfolio
Clayton Street Trust

Protective Life Dynamic Allocation Series - Moderate Portfolio

Protective Life Dynamic Allocation Series - Moderate Portfolio
Schedule of Investments
December 31, 2025

	Shares or Principal Amounts	Value
Investment Companies – 100.1%
Exchange-Traded Funds (ETFs) – 100.0%
Franklin FTSE Japan#	694,157	$23,913,708
Franklin FTSE United Kingdom#	1,439,789	48,592,879
Invesco NASDAQ 100#	277,628	70,217,674
iShares Core U.S. Aggregate Bond	2,507,163	250,415,440
JPMorgan BetaBuilders Developed Asia ex-Japan#	420,736	23,687,437
Vanguard FTSE Europe	571,177	47,756,109
Vanguard S&P 500	301,313	188,962,422
Vanguard Small-Cap#	268,744	69,322,515
		722,868,184
Money Markets – 0.1%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº,£	408,741	408,864
Total Investment Companies (cost $662,135,349)		723,277,048
Investments Purchased with Cash Collateral from Securities Lending – 1.9%
Investment Companies – 1.5%
Janus Henderson Cash Collateral Fund LLC, 3.6894%ºº,£	11,226,655	11,226,655
Time Deposits – 0.4%
Royal Bank of Canada, 3.7000%, 1/2/26	$2,806,664	2,806,664
Total Investments Purchased with Cash Collateral from Securities Lending (cost $14,033,319)		14,033,319
Total Investments (total cost $676,168,668) – 102.0%		737,310,367
Liabilities, net of Cash, Receivables and Other Assets – (2.0)%		(14,608,874)
Net Assets – 100%		$722,701,493

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/25	Ending Shares	Dividend Income
Investment Companies - 0.1%
Exchange-Traded Funds (ETFs) - N/A
Janus Henderson Short Duration Income
	$-	$117,385,226	$(117,164,798)	$(220,428)	$-	$-	-	$950,466
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº
	45,087,846	598,754,159	(643,433,141)	-	-	408,864	408,741	1,419,502
Total Investment Companies - 0.1%
	$45,087,846	$716,139,385	$(760,597,939)	$(220,428)	$-	$408,864	408,741	$2,369,968
Investments Purchased with Cash Collateral from Securities Lending - 1.5%
Investment Companies - 1.5%
Janus Henderson Cash Collateral Fund LLC, 3.6894%ºº
	7,700,853	667,277,347	(663,751,545)	-	-	11,226,655	11,226,655	151,438 ∆
Total Affiliated Investments - 1.6%
	$52,788,699	$1,383,416,732	$(1,424,349,484)	$(220,428)	$-	$11,635,519	11,635,396	$2,521,406
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Clayton Street Trust | 1

Protective Life Dynamic Allocation Series - Moderate Portfolio
Schedule of Investments
December 31, 2025

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$13,625,501	$—	$(13,625,501)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | December 31, 2025

Protective Life Dynamic Allocation Series - Moderate Portfolio
Notes to Schedule of Investments and Other Information

LLC	Limited Liability Company

ºº	Rate shown is the 7-day yield as of December 31, 2025.
#	Loaned security; a portion of the security is on loan at December 31, 2025.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of December 31, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Investment Companies	$722,868,184	$408,864	$-
Investments Purchased with Cash Collateral from Securities Lending	-	14,033,319	-
Total Assets	$722,868,184	$14,442,183	$-
Clayton Street Trust | 3

Protective Life Dynamic Allocation Series - Moderate Portfolio
Statement of Assets and Liabilities
December 31, 2025

Assets:
Unaffiliated investments, at value (cost $664,533,149)(1)	$725,674,848
Affiliated investments, at value (cost $11,635,519)	11,635,519
Receivables:
Dividends from affiliates	19,038
Other assets	19,895
Total Assets	737,349,300
Liabilities:
Due to custodian	1,512
Collateral for securities loaned (Note 2)	14,033,319
Payables:
Advisory fees	254,197
12b-1 Distribution and shareholder servicing fees	158,873
Transfer agent fees and expenses	64,140
Portfolio shares repurchased	52,559
Professional fees	39,243
Affiliated portfolio administration fees payable	4,251
Trustees' fees and expenses	2,162
Custodian fees	280
Accrued expenses and other payables	37,271
Total Liabilities	14,647,807
Commitments and contingent liabilities (Note 3)
Net Assets	$722,701,493
Net Assets Consist of:
Capital (par value and paid-in surplus)	$630,184,886
Total distributable earnings (loss)	92,516,607
Total Net Assets	$722,701,493
Net Assets	$722,701,493
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	52,410,391
Net Asset Value Per Share	$13.79

(1)	Includes $13,625,501 of securities on loan. See Note 2 in Notes to Financial Statements.
See Notes to Financial Statements.
4  | December 31, 2025

Protective Life Dynamic Allocation Series - Moderate Portfolio
Statement of Operations
For the year ended December 31, 2025

Investment Income:
Dividends	$17,710,429
Dividends from affiliates	2,369,968
Affiliated securities lending income, net	151,438
Interest	92,917
Unaffiliated securities lending income, net	40,160
Total Investment Income	20,364,912
Expenses:
Advisory fees	2,828,163
12b-1 Distribution and shareholder servicing fees	1,767,602
Transfer agent administrative fees and expenses	707,041
Other transfer agent fees and expenses	3,315
Trustees' fees and expenses	176,073
Professional fees	120,025
Affiliated portfolio administration fees	59,611
Custodian fees	25,092
Shareholder reports expense	12,347
Other expenses	176,201
Total Expenses	5,875,470
Less: Excess Expense Reimbursement and Waivers	(39,302)
Net Expenses	5,836,168
Net Investment Income/(Loss)	14,528,744
Net Realized Gain/(Loss) on Investments:
Investments	35,860,870
Investments in affiliates	(220,428)
Total Net Realized Gain/(Loss) on Investments	35,640,442
Change in Unrealized Net Appreciation/Depreciation:
Investments	34,141,888
Total Change in Unrealized Net Appreciation/Depreciation	34,141,888
Net Increase/(Decrease) in Net Assets Resulting from Operations	$84,311,074
See Notes to Financial Statements.
Clayton Street Trust | 5

Protective Life Dynamic Allocation Series - Moderate Portfolio
Statements of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Operations:
Net investment income/(loss)	$14,528,744	$13,404,025
Net realized gain/(loss) on investments	35,640,442	61,966,371
Change in unrealized net appreciation/depreciation	34,141,888	(12,615,967)
Net Increase/(Decrease) in Net Assets Resulting from Operations	84,311,074	62,754,429
Dividends and Distributions to Shareholders:
Dividends and Distributions to Shareholders	(66,755,313)	(13,091,439)
Net Decrease from Dividends and Distributions to Shareholders	(66,755,313)	(13,091,439)
Capital Shares Transactions	1,149,629	(41,714,282)
Net Increase/(Decrease) in Net Assets	18,705,390	7,948,708
Net Assets:
Beginning of period	703,996,103	696,047,395
End of period	$722,701,493	$703,996,103
See Notes to Financial Statements.
6  | December 31, 2025

Protective Life Dynamic Allocation Series - Moderate Portfolio
Financial Highlights

For a share outstanding during the year ended December 31	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.51	$12.60	$11.29	$13.99	$12.54
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.28	0.25	0.24	0.16	0.14
Net realized and unrealized gain/(loss)	1.32	0.91	1.28	(2.61)	1.40
Total from Investment Operations	1.60	1.16	1.52	(2.45)	1.54
Less Dividends and Distributions:
Dividends (from net investment income)	(0.27)	(0.25)	(0.21)	(0.12)	(0.09)
Distributions (from capital gains)	(1.05)	—	—	(0.13)	—
Total Dividends and Distributions	(1.32)	(0.25)	(0.21)	(0.25)	(0.09)
Net Asset Value, End of Period	$13.79	$13.51	$12.60	$11.29	$13.99
Total Return*	12.70%	9.20%	13.52%	(17.60)%	12.32%
Net Assets, End of Period (in thousands)	$722,701	$703,996	$696,047	$590,267	$530,876
Ratios to Average Net Assets:
Ratio of Gross Expenses(2)	0.83%	0.82%	0.82%	0.83%	0.85%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.83%	0.82%	0.82%	0.81%	0.84%
Ratio of Net Investment Income/(Loss)(2)	2.06%	1.89%	2.04%	1.38%	1.01%
Portfolio Turnover Rate	105%	63%	122%	260%	35%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity contracts for which Clayton Street  Trust serves as an underlying investment vehicle.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Portfolio invests.
See Notes to Financial Statements.
Clayton Street Trust | 7

Protective Life Dynamic Allocation Series - Moderate Portfolio
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Protective Life Dynamic Allocation Series - Moderate Portfolio (the “Portfolio”) is a series of Clayton Street  Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Portfolio operates as a "fund of funds," meaning substantially all of the Portfolio's assets may be invested in exchange-traded funds (the "underlying funds"). The Trust offers three portfolios with differing investment objectives and policies. The Portfolio seeks total return through growth of capital and income, balanced by capital preservation. The Portfolio is classified as diversified, as defined in the 1940 Act. Janus Henderson
Investors US LLC is the investment adviser (the “Adviser”) to the Portfolio.
The Portfolio currently offers one class of shares. The shares are offered in connection with investment in and payments under variable annuity contracts issued exclusively by Protective Life Insurance Company and its affiliates ("Protective
Life").
Shareholders, including participating insurance companies, as well as accounts, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (and which may differ from control as determined in accordance with
United States of America generally accepted accounting principles ("US GAAP")).
The Chief Financial Officer of the Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Portfolio operated as a single segment entity for the year ended December 31, 2025. The key indicator of performance of the Portfolio is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Portfolio and are in conformity with US GAAP.
Underlying Funds
During the period, the Portfolio invested in a dynamic portfolio of exchange-traded funds across seven different equity asset classes, as well as fixed-income investments, and a short duration allocation that may be comprised of cash, money market instruments and short duration exchange-traded funds. The equity asset classes are adjusted weekly based on market conditions pursuant to a proprietary, quantitative-based allocation program. Over the long term, and when fully invested, the Portfolio seeks to maintain an asset allocation of approximately 65% global equity investments and 35% fixed income investments. Additional details and descriptions of the investment objectives of each of the potential underlying funds are available in the Portfolio's prospectus.
Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an
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entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the
Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The Portfolio classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2025 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities held by the underlying funds will be recorded as soon as the Portfolio is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Portfolio classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified
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Notes to Financial Statements
cost basis, which is the same basis used for federal income tax purposes.
Expenses
The Portfolio bears expenses incurred specifically on its behalf. Additionally, the Portfolio, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).
Income Taxes
The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Portfolio's management has determined the Portfolio did not pay a significant amount of income taxes for the year ended December 31, 2025.
2. Other Investments and Strategies
Market Risk
The value of the Portfolio’s portfolio may decrease if the value of one or more issuers in the Portfolio’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Portfolio invests. If the value of the Portfolio’s portfolio decreases, the Portfolio’s NAV will also decrease, which means if you sell your shares in the Portfolio you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Portfolio. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Exchange-Traded Funds
ETFs are typically open-end investment companies, which may be actively managed or passively managed. Passively managed ETFs generally seek to track the performance of a specific index. ETFs are traded on a national securities
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Notes to Financial Statements
exchange at market prices that may vary from the net asset value per share (“NAV”) of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount to its NAV. As a result, the Portfolio may pay more or less than NAV when it buys ETF shares, and may receive more or less than NAV when it sells those shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Portfolio’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.
Counterparties
Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Portfolio may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Portfolio intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Portfolio does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee
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of 0.05% for managing Janus Henderson Cash Collateral Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” and “Unaffiliated securities lending income, net" on the Statement of Operations. As of December 31, 2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $13,625,501. Gross amounts of recognized liabilities for securities lending (collateral received) as of December 31, 2025 is $14,033,319, resulting in the net amount due to the counterparty of $407,818.
Offsetting Assets and Liabilities
The Portfolio presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Portfolio's Schedule of Investments.
3. Investment Advisory Agreements and Other Transactions with Affiliates
The Portfolio pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Portfolio’s contractual investment advisory fee rate (expressed as an annual rate) is 0.40% of its average daily net assets.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Portfolio’s normal operating expenses, including the investment advisory fee, but excluding the 12b-1 distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes and extraordinary expenses, exceed the annual rate of 0.55%. The Adviser has agreed to continue the waivers until April 30, 2026. If applicable, amounts reimbursed to the Portfolio by the
Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser has also contractually agreed to waive and/or reimburse a portion of each Portfolio’s management fee in an amount equal to the management fee it earns as an investment adviser to any affiliated exchange traded funds (“ETFs”) in which the Portfolio invests. The Adviser has agreed to continue the waivers for at least a one-year period commencing April 30, 2026. If applicable, amounts waived and/or reimbursed to the Portfolio by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations. During the year ended December 31, 2025, the Adviser waived $39,302 of the Portfolio's management fee, attributable to the Portfolio's investment in the Janus Henderson Short Duration Income ETF.
The Adviser serves as administrator to the Portfolio pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Portfolio, including providing office space for the Portfolio, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the cost incurred for salaries, fees, and expenses of the Adviser employees with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser
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provides to the Portfolio. These amounts are disclosed as “Affiliated Portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates are shared with the Portfolio. Total allocated expenses of $90,440 for the Chief Compliance Officer and certain compliance staff was paid by the
Trust during the year ended December 31, 2025.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Portfolio’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
The Transfer Agent receives an administrative services fee at an annual rate of 0.10% of the Portfolio’s average daily net assets for providing, or arranging for the provision by Protective Life of administrative services. The Transfer Agent expects to use this entire fee to compensate Protective Life for providing these services to its customers who invest in the Portfolio. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of
Operations.
Shareholder Services provided by Protective Life may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing contract holders, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation
(“NSCC”) or similar systems, or those processed on a manual basis with the Adviser.
Under a distribution and shareholder servicing plan (the "Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the Portfolio may pay the Trust's distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee at an annual rate of up to 0.25% of the average daily net assets of the Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to Protective Life or other intermediaries as compensation for distribution and/or shareholder services performed by Protective Life or its agents, or by such intermediary. Amounts that have been paid are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Portfolio's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Portfolio to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended December 31, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
The Portfolio is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Portfolio and in accordance with the Internal Cross Trade Procedures adopted and amended by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Portfolio from or to another fund or account that is or could be considered an affiliate of the Portfolio under certain limited circumstances by virtue of having a common
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investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended December 31, 2025, the Portfolio engaged in cross trades amounting to $770,310 in purchases and $1,494,613 in sales, resulting in a net realized loss of $78,427. The net realized loss is included within the “Net Realized Gain/(Loss) on Investments”
section of the Portfolio’s Statement of Operations.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Portfolio must satisfy under the income tax regulations; (2) losses or deductions the Portfolio may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$8,435,367	$33,270,613	$-	$-	$-	$50,810,627
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$686,499,740	$68,469,330	$(17,658,703)	$50,810,627
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended December 31, 2025
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$14,703,392	$52,051,921	$-	$-

For the year ended December 31, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$13,091,439	$-	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
5. Capital Share Transactions
	Year ended December 31, 2025		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	411,463	$5,585,713	345,159	$4,555,672
Reinvested dividends and distributions	5,188,373	66,755,313	965,868	13,091,439
Shares repurchased	(5,280,914)	(71,191,397)	(4,463,731)	(59,361,393)
Net Increase/(Decrease)	318,922	$1,149,629	(3,152,704)	$(41,714,282)
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6. Purchases and Sales of Investment Securities
For the year ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$711,331,768	$717,733,752	$-	$-
7. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Portfolio's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, client consents, and approval by Janus Henderson’s shareholders. Management is assessing the impact to the portfolios.
8. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2025 and through the date of issuance of the Portfolio's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Clayton Street  Trust and Shareholders of Protective Life Dynamic Allocation Series -Moderate
Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Protective Life Dynamic Allocation Series - Moderate Portfolio (one of the portfolios constituting Clayton Street  Trust, referred to hereafter as the ”Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
February 18, 2026
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
16 | December 31, 2025

Protective Life Dynamic Allocation Series - Moderate Portfolio
Designation Requirements (unaudited)
For federal income tax purposes, the Portfolio designated the following for the year ended December 31, 2025:
Capital Gain Distributions	$52,051,921
Foreign Taxes Paid	$172,649
Foreign Source Income	$4,033,755
Dividends Received Deduction Percentage	16%
Clayton Street Trust | 17

Protective Life Dynamic Allocation Series - Moderate Portfolio
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other portfolios in the Clayton Street  Trust. Annual retainer fees and attendance fees are allocated to each portfolio based on net assets. Trustees fees paid by the portfolio are within
Item 7. Statement of Operations as Trustees’ fees and expenses.
Item 11. Board Considerations Regarding Renewal of the CST Investment Advisory Agreements
Not applicable.
18 | December 31, 2025

Protective Life Dynamic Allocation Series - Moderate Portfolio
Notes
Clayton Street Trust | 19

Protective Life Dynamic Allocation Series - Moderate Portfolio
Notes
20 | December 31, 2025

Protective Life Dynamic Allocation Series - Moderate Portfolio
Notes
Clayton Street Trust | 21

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
109-02-93064 02-26

Item 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 16 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a)    Not applicable.

(b)    Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)    Not applicable.

(b)    Not applicable.

Item 19 - Exhibits

(a)(1) Not applicable because the Registrant has posted its code of ethics (as defined in Item 2(b) of Form N-CSR) on its website pursuant to paragraph (f)(2) of Item 2 of Form N-CSR.

(a)(2) Not applicable.

(a)(3) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required under Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99CERT.

(b) A certification for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex99.906CERT.